Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholder's Equity

15.	Stockholders’ Equity
Common Stock
As of June 30, 2021, the Company was authorized to issue 1,000.0 million shares of Class A Common Stock and 90.0 million shares of Class B common stock.
Issued and outstanding stock as of June 30, 2021 consisted of 353.6 million and 347.2 million shares of Class A Common Stock respectively, and 72.0 million shares of Class B common stock. The par value of each share of the common stock is $0.00001 per share.
The Company had reserved shares of Class A Common Stock for issuance in connection with the following:

	June 30,	December 31,
	2021	2020

	(in thousands)
Conversion of outstanding shares of redeemable convertible preferred stock	79,055	79,055
Redeemable convertible preferred stock warrants (as converted to Class A Common Stock)	1,258	1,258
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as equity	122,986	134,996
Stock options outstanding	28,980	38,258
Restricted stock units outstanding	98,100	—
2021 Convertible Bridge Notes as converted into common stock	86,290	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability	42,945	—
Class A Common Stock issued as incentive shares in connection with the Rights Offering	3,440	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability in connection with the Rights Offering	565	—
Common stock issuable for consent fees	3,456	—
Shares available for future grant	179,361	35,644

Total Class A Common Stock reserved	646,436	289,211

The Company had reserved shares of Class B Common Stock for issuance of 18.0 million and 6.0 million shares as of June 30, 2021 and December 31, 2020, respectively.

16.	Stockholders’ Equity
Common Stock
As of December 31, 2020, the Company is authorized to issue 400.0 million shares of Class A
Common Stock
and 90.0 million shares of Class B common stock.
Issued and outstanding stock as of December 31, 2020 consists of 110.8 million shares of Class A
Common Stock
and 84.0 million shares of Class B common stock. The par value of each of the common stock is $0.00001 per share.
The Company had reserved shares of Class A
Common Stock
for issuance in connection with the following:

	December 31,
	2020	2019
	(in thousands)
Conversion of outstanding shares of redeemable convertible preferred stock	79,055	76,972
Redeemable convertible preferred stock warrants (as converted to Class A Common Stock )	1,258	9,595
Class A Common Stock warrants (as converted to Class A Common Stock )	134,996	126,662
Stock options outstanding	38,258	42,276
Shares available for future grant	35,644	72,424

Total Class A Common Stock reserved	289,211	327,929

The Company had reserved shares of Class B common stock for issuance of 6.0 million shares in 2020 and 2019, respectively.
Warrants
Outstanding Warrants
As of December 31, 2020, there were a total of 135.0 million warrants outstanding to purchase Class A
Common Stock
, with an average exercise price of $0.01 per share. The warrants expire between January 10, 2022 and October 31, 2029. The common stock warrants qualify for equity treatment and are included in additional paid-in-capital
in the consolidated balance sheets.
Dividends
Dividend Rights
No declaration or payment of any dividend shall be made with respect to the common stock unless dividends on the Junior Redeemable Convertible Preferred Stock have been declared and all declared dividends on the Junior Redeemable Convertible Preferred Stock have been paid or set aside for payment to the holders of Junior Redeemable Convertible Preferred Stock.
Subject to limitations under Delaware law and preferences that may apply to any outstanding shares of redeemable convertible preferred stock, holders of the Class A
Common Stock
are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of Directors out of funds legally available. The holders of Class B common stock shall not be entitled to any dividends.

Osprey Technology Acquisition Corp [Member]
Stockholder's Equity
NOTE 8—STOCKHOLDERS’ EQUITY
Preferred Stock
—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020
,
there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
—The Company is authorized to issue 150,000,000 shares of Class A
Common Stock
with a par value of $0.0001 per share. Holders of Class A
Common Stock
are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were 0 and 5,309,167 shares of Class A
Common Stock
issued or outstanding, excluding 31,625,000 and 26,315,833 shares of Class A
Common Stock
subject to possible redemption, respectively.
The Company determined the common stock subject to redemption to be equal to the redemption value of approximately $10.00 per share of common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Upon considering the impact of the PIPE Investment and associated PIPE Subscription Agreements, it was concluded that the redemption value should include all the Public Shares resulting in the common stock subject to possible redemption being equal to $318,220,077. This resulted in a measurement adjustment to the initial carrying value of the common stock subject to redemption with the offset recorded to additional paid-in capital and accumulated deficit.
Class B Common Stock
—The Company is authorized to issue 25,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. As of June 30, 2021 and December 31, 2020, there were 7,906,250 shares of Class B common stock issued and outstanding.
Holders of Class B common stock will have the right to elect all of the Company’s directors prior to the consummation of a Business Combination. Holders of Class A
Common Stock
and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders, except as required by law. These provisions of the Company’s Amended and Restated Certificate of Incorporation may only be amended if approved by holders of a majority of at least 90% of the Company’s common stock voting in a stockholder meeting.
The shares of Class B common stock will automatically convert into shares of Class A Common Stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A Common Stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A Common Stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A Common Stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (not including the shares of Class A Common Stock underlying the Private Placement Warrants) plus all shares of Class A Common Stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent securities issued, or to be issued, to any seller in a Business Combination, or any private placement equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company). Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A Common Stock, subject to adjustment as provided above, at any time.

NOTE 9—STOCKHOLDERS’ EQUITY
Preferred Stock
—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019 there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
—The Company is authorized to issue 150,000,000 shares of Class A
Common Stock
with a par value of $0.0001 per share. Holders of Class A
Common Stock
are entitled to one vote for each share. At December 31, 2020 and 2019, there were 5,309,167 and 3,659,576 shares of Class A
Common Stock
issued or outstanding, excluding 26,315,833 and 27,965,424 shares of Class A
Common Stock
subject to possible redemption, respectively.
Class
 B Common Stock
—The Company is authorized to issue 25,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 7,906,250 shares of Class B common stock issued and outstanding.
Holders of Class B common stock will have the right to elect all of the Company’s directors prior to the consummation of a Business Combination. Holders of Class A
Common Stock
and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders, except as required by law. These provisions of the Company’s Amended and Restated Certificate of Incorporation may only be amended if approved by holders of a majority of at least 90% of the Company’s common stock voting in a stockholder meeting.
The shares of Class B common stock will automatically convert into shares of Class A Common Stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A Common Stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A Common Stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A Common Stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (not including the shares of Class A Common Stock underlying the Private Placement Warrants) plus all shares of Class A Common Stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent securities issued, or to be issued, to any seller in a Business Combination, or any private placement equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company). Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A Common Stock, subject to adjustment as provided above, at any time.